Exhibit 99.1

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-31-17	PAGE 1

A. DATES		Begin	End	# days
1	Determination Date		6/16/2017
2	Payment Date		6/20/2017
3	Collection Period	4/29/2017	5/31/2017	33
4	Monthly Interest Period - Actual	5/22/2017	6/19/2017	29
5	Monthly Interest - Scheduled			30

B. SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	447,000,000.00	—	—	—	—	—
9	Class A-3 Notes	428,000,000.00	109,098,368.18	—	62,334,112.61	46,764,255.57	0.1092623
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$218,098,368.18	$—	$62,334,112.61	$155,764,255.57

12	Overcollateralization	260,919,447.67	269,469,813.01			269,469,813.01

13	Total Securitization Value	$1,710,919,447.67	$487,568,181.19			$425,234,068.58

14	NPV Lease Payments Receivable	738,790,911.57	53,260,796.02			41,962,001.79
15	NPV Base Residual	972,128,536.10	434,307,385.17			383,272,066.79

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	—	—	—	—
18	Class A-2-B Notes	1.32994%	1.00994%	—	—	—	—
19	Class A-3 Notes	1.25000%	N/A	113,644.13	0.2655237	62,447,756.74	145.9059737
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			242,627.46		62,576,740.07

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received		10,855,124.42
22	Pull Ahead Waived Payments		12,444.62
23	Sales Proceeds - Early Terminations (1)		19,863,015.38
24	Sales Proceeds via Customer - Scheduled Terminations		27,816,291.61
25	Security Deposits for Terminated Accounts		18,725.00
26	Excess Wear and Tear Received		267,011.11
27	Excess Mileage Charges Received		300,108.97
28	Other Recoveries Received		548,009.04

29	Subtotal: Total Collections		59,680,730.15

30	Repurchase Payments		—
31	Postmaturity Term Extension		—
32	Investment Earnings on Collection Account		39,252.69

33	Total Available Funds, prior to Servicer Advances		59,719,982.84

34	Total Available Funds		59,719,982.84

35	Reserve Account Draw		3,268,064.05

36	Available for Distribution		62,988,046.89

D. DISTRIBUTIONS

37	Payment Date Advance Reimbursement (Item 82)		—
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods		—
40	Servicing Fee Due in Current Period		406,306.82
41	Servicing Fee Shortfall		—
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods		—
44	Administration Fee Due in Current Period		5,000.00
45	Administration Fee Shortfall		—
46	Interest Paid to Noteholders		242,627.46
47	First Priority Principal Distribution Amount		—
48	Amount Paid to Reserve Account to Reach Specified Balance		—
49	Subtotal: Remaining Available Funds	62,334,112.61
50	Regular Principal Distribution Amount	62,334,112.61
51	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)		62,334,112.61
52	Other Amounts paid to Trustees		—

53	Remaining Available Funds		0.00

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-31-17	PAGE 2

E. CALCULATIONS
54	Calculation of First Priority Principal Distribution Amount:
55	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		218,098,368.18
56	Less: Aggregate Securitization Value (End of Collection Period)		(425,234,068.58)

57	First Priority Principal Distribution Amount (not less than zero)		—

58	Calculation of Regular Principal Distribution Amount:
59	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		218,098,368.18
60	Less: First Priority Principal Distribution Amount		—
61	Less: Targeted Note Balance		(155,764,255.57)

62	Regular Principal Distribution Amount		62,334,112.61

63	Calculation of Targeted Note Balance:
64	Aggregate Securitization Value (End of Collection Period)		425,234,068.58
65	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(269,469,813.01)

66	Targeted Note Balance		155,764,255.57

67	Calculation of Servicer Advance:
68	Available Funds, prior to Servicer Advances (Item 33)		59,719,982.84
69	Less: Payment Date Advance Reimbursement (Item 82)		—
70	Less: Servicing Fees Paid (Items 39, 40 and 41)		406,306.82
71	Less: Administration Fees Paid (Items 44, 45 and 46)		5,000.00
72	Less: Interest Paid to Noteholders (Item 47)		242,627.46
73	Less: 1st Priority Principal Distribution (Item 58)		—

74	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		59,066,048.56
75	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

76	Servicer Advance (If Item 75 < 0, lesser of Item 76 and absolute value of Item 75, else 0)		—

			—

77	Total Available Funds after Servicer Advance (Item 75 plus Servicer Advance)		59,066,048.56

78	Reserve Account Draw Amount (If Item 78 is < 0, Lesser of the Reserve Account Balance and Item 78)		3,268,064.05

79	Reconciliation of Servicer Advance:
80	Beginning Balance of Servicer Advance		—
81	Payment Date Advance Reimbursement		—
82	Additional Payment Advances for current period		—

83	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT
84	Reserve Account Balances:
85	Targeted Reserve Account Balance		80,554,597.24
86	Initial Reserve Account Balance		8,554,597.24

87	Beginning Reserve Account Balance		8,554,597.24
88	Plus: Net Investment Income for the Collection Period		36,309.99

89	Subtotal: Reserve Fund Available for Distribution		8,590,907.23
90	Plus: Remaining Excess Available Reserve Funds to reach Specified Balance (1)		58,209,933.40
91	Less: Reserve Account Draw Amount (Item 35)		3,268,064.05

92	Subtotal Reserve Account Balance		63,532,776.58
93	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		—

94	Equals: Ending Reserve Account Balance		63,532,776.58

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	2,064	35,158,110.12
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(28,021,894.44)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(1,263,217.66)
99	Less: Excess Wear and Tear Received		(267,011.11)
100	Less: Excess Mileage Received		(300,108.97)

101	Current Period Net Residual Losses/(Gains)	2,064	5,305,877.94

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	17,937	47,489,331.64
104	Current Period Net Residual Losses (Item 101)	2,064	5,305,877.94

105	Ending Cumulative Net Residual Losses	20,001	52,795,209.58

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		3.09%

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-31-17	PAGE 3

G. POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,710,919,448	425,234,069
109	Aggregate Base Residual Value			1,148,071,534	394,183,233
110	Number of Current Contracts			69,355	23,370
111	Weighted Average Lease Rate			2.64%	2.69%
112	Average Remaining Term			28.6	4.2
113	Average Original Term			39.2	39.8
114	Proportion of Base Prepayment Assumption Realized				152.87%
115	Actual Monthly Prepayment Speed				1.67%
116	Turn-in Ratio on Scheduled Terminations				92.59%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		26,537	552,105,206	487,568,181.19
118	Depreciation/Payments			(7,834,608)	(7,040,483)
119	Gross Credit Losses		(46)	(881,479)	(837,424)
120	Early Terminations - Regular		(1,019)	(20,892,608)	(18,311,149)
121	Early Terminations - Lease Pull Aheads		(38)	(1,096,031)	(986,947)
122	Scheduled Terminations - Purchased by Customer	2,536,621	(153)	(2,548,887)	(2,318,316)
123	Scheduled Terminations - Sold at Auction	4,078,502	(754)	(13,524,368)	(12,375,120)
124	Scheduled Terminations - Purchased by Dealer	21,215,243	(1,157)	(22,621,531)	(20,464,674)

125	Pool Balance - End of Period		23,370	482,705,693	425,234,068.58

			Units	Securitization Value	Percentage
126	Delinquencies Aging Profile - End of Period
127	Current		22,921	418,050,019	98.31%
128	31 - 90 Days Delinquent		410	6,511,525	1.53%
129	91+ Days Delinquent		39	672,525	0.16%

130	Total		23,370	425,234,069	100.00%

				Units	Amounts
131	Credit Losses:
132	Aggregate Securitization Value on charged-off units			46	837,424
133	Aggregate Liquidation Proceeds on charged-off units				(136,421)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
136	Recoveries on charged-off units				(548,009)

137	Current Period Aggregate Net Credit Losses/(Gains)			46	152,994

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses			819	6,088,999
140	Current Period Net Credit Losses (Item 136)			46	152,994

141	Ending Cumulative Net Credit Losses			865	6,241,993

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.36%

					Units
143	Aging of Scheduled Maturies Not Sold
144	0 - 60 Days since Contract Maturity				2,372
145	61 - 120 Days since Contract Maturity				1,025
146	121+ Days since Contract Maturity				4,030

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-31-17	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
7/20/2017	96,712,444
8/20/2017	47,866,762
9/20/2017	47,254,176
10/20/2017	46,309,423
11/20/2017	45,721,062
12/20/2017	40,600,437
1/20/2018	20,552,197
2/20/2018	15,757,594
3/20/2018	14,803,644
4/20/2018	12,306,683
5/20/2018	10,384,401
6/20/2018	8,193,265
7/20/2018	4,061,027
8/20/2018	2,930,178
9/20/2018	2,363,125
10/20/2018	3,602,072
11/20/2018	3,749,342
12/20/2018	2,027,463
1/20/2019	38,773
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—
11/20/2020	—
12/20/2020	—
1/20/2021	—
2/20/2021	—
3/20/2021	—
4/20/2021	—
5/20/2021	—
6/20/2021	—
7/20/2021	—
8/20/2021	—
9/20/2021	—
10/20/2021	—
11/20/2021	—
12/20/2021	—
1/20/2022	—
2/20/2022	—
3/20/2022	—
4/20/2022	—

Total:	425,234,068.58

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

(1)	On February 15, 2017, the transaction documents were amended to allow funds in the reserve account to be used for shortfalls in the Regular Principal Distribution Amount. For more information, see the Form 8-K filed by the Issuer on February 16, 2017.